3. Investment Securities Available-For-Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 80,239	$ 84,191
Gross Unrealized Gains	293	587
Gross Unrealized Losses	672	443
Total AFS Securities	79,860	84,335
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	45,947	5,244
Less Than 12 months, Unrealized Losses	366	19
12 Months or More, Fair value	13,699	20,315
12 Months or More, Unrealized Losses	306	424
Fair Value	59,646	25,559
Unrealized Losses	$ 672	443
Fiscal Year Maturity - Amortized Cost [Abstract]
Amortized cost - due in one year or less
Amortized cost - due after one year through five years	$ 2,631
Amortized cost - due after five years through ten years	7
Amortized cost - due after ten years	14,690
Amortized cost - sub-total	17,328
Mortgage-backed securities	62,911
Amortized cost - grand total	$ 80,239
Fiscal Year Maturity - Fair Value [Abstract]
Fair value - due in one year or less
Fair value - due after one year through five years	$ 2,664
Fair value - due after five years through ten years	7
Fair value - after ten years	14,596
Fair value - sub total	17,267
Mortgage-backed securities	62,593
Fair value - grand total	79,860
Gross realized gains and losses on investment securities available for sale
Realized gains from sales and calls of securities	$ 16	$ 1
Realized losses
Net gains (losses)	$ 16	$ 1
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,834	9,546
Gross Unrealized Gains	124	163
Gross Unrealized Losses	0	8
Total AFS Securities	6,958	$ 9,701
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0
Less Than 12 months, Unrealized Losses	0
12 Months or More, Fair value	0	$ 1,002
12 Months or More, Unrealized Losses	0	8
Fair Value	0	1,002
Unrealized Losses	0	8
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	62,911	61,476
Gross Unrealized Gains	160	395
Gross Unrealized Losses	478	148
Total AFS Securities	62,593	61,723
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	45,790	5,244
Less Than 12 months, Unrealized Losses	363	19
12 Months or More, Fair value	4,589	7,586
12 Months or More, Unrealized Losses	115	129
Fair Value	50,379	12,830
Unrealized Losses	478	148
Single Issue Trust Preferred [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 500
Gross Unrealized Gains
Gross Unrealized Losses		$ 12
Total AFS Securities		$ 488
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0
Less Than 12 months, Unrealized Losses	0
12 Months or More, Fair value	0	$ 488
12 Months or More, Unrealized Losses	0	12
Fair Value	0	488
Unrealized Losses	0	12
SBA Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,494
Gross Unrealized Gains	9
Gross Unrealized Losses	194
Total AFS Securities	10,309
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	157
Less Than 12 months, Unrealized Losses	3
12 Months or More, Fair value	9,110
12 Months or More, Unrealized Losses	191
Fair Value	9,267
Unrealized Losses	$ 194
Pooled Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		12,669
Gross Unrealized Gains		29
Gross Unrealized Losses		275
Total AFS Securities		$ 12,423
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value
Less Than 12 months, Unrealized Losses
12 Months or More, Fair value		$ 11,239
12 Months or More, Unrealized Losses		275
Fair Value		11,239
Unrealized Losses		$ 275